Equity Investments in Associates (Schedule of Equity Investment) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Investments [Line Items]
Cost method investments	$ 13,978,000	$ 0
Total	13,978,000	1,182,000
Beijing Feiliu [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	0	1,182,000
Beijing NQ Guotai Investment Management Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	0	0
Sub-total [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	0	1,182,000
Pansi Infinity (Beijing) Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,864,000	0
Shifang Huida Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,386,000	0
Hesine Technologies International Worldwide Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	6,416,000	0
SIINE., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	600,000	0
Shanghai Yinlong Information and Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	1,712,000	0
Sub-total [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	$ 13,978,000	$ 0